Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Current portion of derivative assets (note 10)	$ 1,016	$ 875
Accrued liabilities	(34,608)	(28,663)
Current portion of derivative liabilities	0	(1,108)
Reported Value Measurement
Derivative [Line Items]
Current portion of derivative assets (note 10)	1,016	875
Derivative assets	4,226	4,538
Accrued liabilities	(39)	(921)
Current portion of derivative liabilities		(1,108)
Reported Value Measurement | Interest Rate Swap Agreements
Derivative [Line Items]
Current portion of derivative assets (note 10)	1,016
Derivative assets	4,226	4,251
Accrued liabilities	$ (39)	(254)
Current portion of derivative liabilities		(1,108)
Reported Value Measurement | Stock Purchase Warrant
Derivative [Line Items]
Derivative assets		287
Reported Value Measurement | Time-charter Swap Agreement
Derivative [Line Items]
Current portion of derivative assets (note 10)		875
Accrued liabilities		$ (667)